INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 20 – INTANGIBLE ASSETS, NET

Intangible assets and related accumulated amortization are as follows:

	December 31, 2024	December 31, 2023
Technologies	63,860	63,860
Favorable contracts	247,527	247,527
Software	118,926	-
Subtotal	430,313	311,387
Less: accumulated amortization	(219,749)	(178,161)
Intangible assets, net	210,564	133,226

Amortization expense was JPY41,588, JPY61,135 and JPY117,026 for the years ended December 31, 2024, 2023 and 2022, respectively.

As of December 31, 2024, the future estimated amortization costs for intangible assets are as follows:

Amortization
Years Ended December 31,	Expense
2025	35,163
2026	35,163
2027	35,163
2028	35,163
2029	11,378
Thereafter	58,534
Total	210,564